Inventories, Net (Details) - Schedule of Inventories Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Inventories, Net [Line Items]
Semiconductors	$ 764,592	$ 324,410
Equipment, tools and others	71,117	41,205
Inventory valuation allowance	(1,851)
Total inventory, net	$ 833,858	$ 365,615